AHA INVESTMENT FUNDS, INC.
                     AHA LIMITED MATURITY FIXED INCOME FUND
                       AHA FULL MATURITY FIXED INCOME FUND
                                AHA BALANCED FUND
                           AHA DIVERSIFIED EQUITY FUND
                           AHA U.S. GROWTH EQUITY FUND
                       AHA INTERNATIONAL CORE EQUITY FUND


                                 CLASS A SHARES

                 SUPPLEMENT DATED JANUARY 30, 2003 TO PROSPECTUS
                             DATED NOVEMBER 1, 2002
                 (Replacing Supplement dated November 20, 2002)


Shares of AHA U.S. Growth Equity Fund and AHA International Core Equity Fund are not currently available for purchase as these Funds have not yet commenced operations.

CHANGE OF CONTROL OF CCM ADVISORS' PARENT

     PROPOSED ADVISORY AGREEMENT. On January 30, 2003, Convergent Capital Management Inc. ("Convergent"), the majority owner of CCM Advisors, LLC ("CCM Advisors"), entered into a Purchase Agreement (the "Purchase Agreement") with City National Corporation ("City National"). Prior to the close of the Purchase Agreement, Convergent has agreed to contribute, or cause its subsidiaries to contribute, its ownership interests in CCM Advisors to a newly created company, called Convergent Capital Management, LLC ("New CCM"), along with the interests it directly and indirectly owns in certain other investment management affiliates, in exchange for securities of New CCM. City National has agreed to purchase all interests in New CCM, the assets of which will include CCM Advisors. As a result, City National will become an indirect majority owner of CCM Advisors. Under the Investment Company Act of 1940, these transactions may result in a change of control of CCM Advisors that would terminate the Master Fund's investment advisory agreement with CCM Advisors.


     On September 10, 2002, the Board of Directors of the Funds and the Board of Trustees of the Master Fund approved a new investment advisory agreement with CCM Advisors ("Proposed Advisory Agreement") that, if approved by the Funds' shareholders, will become effective upon the consummation of these transactions (the "Effective Date"). The Boards subsequently met on November 20, 2002 and ratified their previous approval of the Proposed Advisory Agreement. The agreements relating to these transactions provide that one of the conditions to closing the transactions is that shareholders must approve the Proposed Advisory Agreement and that certain other conditions be met. Only shareholders of record as of December 30, 2002 will be entitled to vote on the Proposed Advisory Agreement. There were no shareholders of record of the Class A shares of any of the Funds as of December 30, 2002.

     ELECTION OF BOARD OF DIRECTORS OF AHA FUNDS. The Board of Directors of the Funds also approved for election by shareholders of record as of December 30, 2002 the currently serving members of the Board of the Funds.

     ANTICIPATED  EFFECTIVE  DATE.  Subject  to the  receipt  of  the  necessary
shareholder   approvals  and  the  satisfaction  of  other  conditions,   it  is
anticipated that the Effective Date will occur on March 31, 2003.

ANNUAL FUND OPERATING EXPENSES.

Footnote 1 to the Annual Fund Operating Expenses table is revised in its entirety to read as follows:

     (1) The fees and expenses described in this table and the Examples below reflect the fees and expenses of each Fund and the Fund's share of the expenses of the Portfolio into which it invests. Expenses are based on amounts incurred by the Funds during the fiscal year ended June 30, 2002. However, "Other Expenses" of each Fund do not include certain expenses (including legal fees) related to restructuring each Fund as a feeder fund in a master-feeder structure that were incurred in the fiscal year ended June 30, 2002, but are not expected to be incurred in the current fiscal year. "Other Expenses" also include certain other expenses expected to be incurred under the master-feeder structure which were not incurred for the entire fiscal year ended June 30, 2002.


SALES CHARGES.

The following paragraph replaces the paragraph that appears after the heading "Sales Charges" on page 24:

You may be subject to an initial sales charge when you purchase shares, or a contingent deferred sales charge (CDSC) when you sell your shares under certain circumstances. These sales charges are described below. The Funds, in their discretion, reserve the right to waive the initial sales charge on share purchases or to waive the CDSC on sales of Fund shares. Certain of the circumstances in which the initial sales charge or CDSC may be waived are described below.

FINANCIAL HIGHLIGHTS

Footnote 6 to the Financial Highlights of the AHA Limited Maturity Fixed Income Fund is revised in its entirety to read as follows:

     (6) Rate listed represents the portfolio turnover rate from July 1, 2001 through October 31, 2001 (date on which Feeder Fund entered into a master-feeder fund structure).


                         AHA INVESTMENT FUNDS, INC.
                     AHA LIMITED MATURITY FIXED INCOME FUND
                       AHA FULL MATURITY FIXED INCOME FUND
                                AHA BALANCED FUND
                           AHA DIVERSIFIED EQUITY FUND
                           AHA U.S. GROWTH EQUITY FUND
                       AHA INTERNATIONAL CORE EQUITY FUND


                                 CLASS I SHARES
                      INSTITUTIONAL SERVICING CLASS SHARES

                 SUPPLEMENT DATED JANUARY 30, 2003 TO PROSPECTUS
                             DATED NOVEMBER 1, 2002
                 (Replacing Supplement dated November 20, 2002)

Shares of AHA U.S. Growth Equity Fund and AHA International Core Equity Fund are not currently available for purchase as these Funds have not yet commenced operations.

CHANGE OF CONTROL OF CCM ADVISORS' PARENT

     PROPOSED ADVISORY AGREEMENT. On January 30, 2003, Convergent Capital Management Inc. ("Convergent"), the majority owner of CCM Advisors, LLC ("CCM Advisors"), entered into a Purchase Agreement (the "Purchase Agreement") with City National Corporation ("City National"). Prior to the close of the Purchase Agreement, Convergent has agreed to contribute, or cause its subsidiaries to contribute, its ownership interests in CCM Advisors to a newly created company, called Convergent Capital Management, LLC ("New CCM"), along with the interests it directly and indirectly owns in certain other investment management affiliates, in exchange for securities of New CCM. City National has agreed to purchase all the interests in New CCM, the assets of which will include CCM Advisors. As a result, City National will become an indirect majority owner of CCM Advisors. Under the Investment Company Act of 1940, these transactions may result in a change of control of CCM Advisors that would terminate the Master Fund's investment advisory agreement with CCM Advisors.


     On September 10, 2002, the Board of Directors of the Funds and the Board of Trustees of the Master Fund approved a new investment advisory agreement with CCM Advisors ("Proposed Advisory Agreement") that, if approved by the Funds' shareholders, will become effective upon the consummation of these transactions (the "Effective Date"). The Boards subsequently met on November 20, 2002 and ratified their previous approval of the Proposed Advisory Agreement. You will receive a proxy statement describing these transactions and the Proposed Advisory Agreement in more detail and seeking approval of the Proposed Advisory Agreement. The agreements relating to these transactions provide that one of the conditions to closing the transactions is that shareholders must approve the Proposed Advisory Agreement and that certain other conditions be met.

     ELECTION OF BOARD OF DIRECTORS OF AHA FUNDS. The Board of Directors of the Funds also approved for election by shareholders the currently serving members of the Board of the Funds. You will receive more information about the proposed directors in the proxy statement we will send you.

     ANTICIPATED  EFFECTIVE  DATE.  Subject  to the  receipt  of  the  necessary
shareholder   approvals  and  the  satisfaction  of  other  conditions,   it  is
anticipated that the Effective Date will occur on March 31, 2003.

ANNUAL FUND OPERATING EXPENSES.

Footnote 1 to the Annual Fund Operating Expenses table is revised in its entirety to read as follows:

     (1) The fees and expenses described in this table and the Examples below reflect the fees and expenses of each Fund and the Fund's share of the expenses of the Portfolio into which it invests. Expenses are based on amounts incurred by the Funds during the fiscal year ended June 30, 2002. However, "Other Expenses" of each Fund do not include certain expenses (including legal fees) related to restructuring each Fund as a feeder fund in a master-feeder structure that were incurred in the fiscal year ended June 30, 2002, but are not expected to be incurred in the current fiscal year. "Other Expenses" also include certain other expenses expected to be incurred under the master-feeder structure which were not incurred for the entire fiscal year ended June 30, 2002.

FINANCIAL HIGHLIGHTS

Footnote 6 to the Financial Highlights of the AHA Limited Maturity Fixed Income Fund is revised in its entirety to read as follows:

     (6) Rate listed represents the portfolio turnover rate from July 1, 2001 through October 31, 2001 (date on which Feeder Fund entered into a master-feeder fund structure).

                           AHA INVESTMENT FUNDS, INC.
                      AHA U.S. GOVERNMENT MONEY MARKET FUND


                 SUPPLEMENT DATED JANUARY 30, 2003 TO PROSPECTUS
                             DATED NOVEMBER 1, 2002
                  (Replacing Supplement dated November 1, 2002)


Shares of AHA U.S. Government Money Market Fund are not currently available for purchase as this Fund has not yet commenced operations.


CHANGE OF CONTROL OF CCM ADVISORS' PARENT

     PROPOSED ADVISORY AGREEMENT. On January 30, 2003, Convergent Capital Management Inc. ("Convergent"), the majority owner of CCM Advisors, LLC ("CCM Advisors"), entered into a Purchase Agreement (the "Purchase Agreement") with City National Corporation ("City National"). Prior to the close of the Purchase Agreement, Convergent has agreed to contribute, or cause its subsidiaries to contribute, its ownership interests in CCM Advisors to a newly created company, called Convergent Capital Management, LLC ("New CCM"), along with the interests it directly and indirectly owns in certain other investment management affiliates, in exchange for securities of New CCM. City National has agreed to purchase all interests in New CCM, the assets of which will include CCM Advisors. As a result, City National will become an indirect majority owner of CCM Advisors. Under the Investment Company Act of 1940, these transactions may result in a change of control of CCM Advisors that would terminate the Fund's investment advisory agreement with CCM Advisors.

     On September 10, 2002, the Board of Directors of the AHA Investment Funds (the "Funds") approved a new investment advisory agreement for the Fund with CCM Advisors ("Proposed Advisory Agreement") that, if approved by the Fund's sole shareholder, will become effective upon the consummation of these transactions (the "Effective Date"). The Boards subsequently met on November 20, 2002 and ratified their previous approval of the Proposed Advisory Agreement. The agreements relating to these transactions provide that one of the conditions to closing of these transactions is that the shareholders of the Funds must approve the Proposed Advisory Agreement for each of the Funds and that certain other conditions be met.

     ANTICIPATED  EFFECTIVE  DATE.  Subject  to the  receipt  of  the  necessary
shareholder   approvals  and  the  satisfaction  of  other  conditions,   it  is
anticipated that the Effective Date will occur on March 31, 2003.